Business Combination	12 Months Ended
Dec. 31, 2017
Business Combination
Business Combination

8.  Business Combination

Transaction with Tencent

On March 10, 2014, the Group entered into a Strategic Cooperation Agreement (“Agreement”) with Tencent Holdings Limited (“Tencent”), for a period of 5 years from April 1, 2014 to March 31, 2019. Pursuant to the Agreement, the Group has become Tencent’s preferred partner in the development of physical goods e-Commerce business in Greater China and such cooperation was referred as “Strategic Cooperation”. In addition, for a period of 8 years from April 1, 2014 to March 31, 2022, other than the operation of Shanghai Icson E-Commerce Development Group Limited (“Shanghai Icson”), a subsidiary of Tencent, Tencent will not engage in any online direct sales or managed marketplace business model in physical goods e-Commerce businesses in Greater China and a few selected international markets, hereinafter referred to as “Non-Compete”.

On the same date, the Group also entered into a series of agreements with Tencent and its affiliates, pursuant to which, the Group acquired from Tencent: (i) 100% business operation of two online marketplace platforms, Paipai and QQ Wanggou (“Combined Platform Business”); (ii) 9.9% equity interest in Shanghai Icson (“Investment in Shanghai Icson”); (iii) a call option (“Call Option”) to acquire the remaining equity interest of Shanghai Icson, with a price higher of the fair value of the remaining equity interest or RMB800,000 within three years commencing the closing of the Transaction; (iv) certain logistic workforce; and (v) a land use right. The above (i) to (v), Strategic Cooperation and Non-Compete are collectively referred to as “Transaction”. In April, 2016, the Group exercised the Call Option by paying RMB800,000 to acquire the remaining equity interest in Shanghai Iscon.

As consideration for the Transaction, the Company issued 351,678,637 ordinary shares to Huang River Investment Limited, a wholly-owned subsidiary of Tencent, representing 15% shares on a fully diluted basis under treasury method upon the closing of the Transaction, on March 10, 2014. The total consideration was RMB11,665,015.

The Group made estimates and judgments in determining the fair value of the assets and business acquired with the assistance from an independent valuation firm. The following table summarizes the goodwill and intangible assets recognized as a result of the Transaction:

	Amount	Amortization Years
	RMB
Strategic Cooperation Agreement	6,075,289	5
Non-compete Agreement	1,442,389	8
Logistic workforce	13,900	3
Technology*	108,800	5
Domain names and trademark*	33,100	10
Advertising customer relationship*	80,400	7
Deferred tax liability	(41,893)
Goodwill*	2,593,420

* In November 2015, the Group announced its decision to terminate the consumer-to-consumer (C2C) business of Paipai.com by December 31, 2015 with a transitional period of three months. The shut-down of Paipai.com is to combat the marketing and sales of counterfeit products and to protect the interests of consumers and brands. As a result, the Group decided that the goodwill arisen from the acquisition of the Combined Platform Business was fully impaired and an impairment charge of RMB2,593,420 was recorded in the fourth quarter of 2015. Concurrently, the remaining balance of the intangible assets arisen from the acquisition amounted to RMB156,709 as of December 31, 2015 was also determined to be impaired and the related deferred tax liability of RMB27,796 recorded from the acquisition of the Combined Platform Business was reversed as a tax benefit in the fourth quarter of 2015.

Transaction with Walmart

On June 20, 2016, the Group, Wal-Mart Stores, Inc. (“Walmart”), and Yihaodian (“YHD”), a subsidiary of Walmart, entered into a series of agreements to form a strategic alliance to better serve the consumers across China. Pursuant to the series agreements, (a) the Group acquired the YHD marketplace platform assets, including the YHD brand, websites and mobileapps (“YHD marketplace”). Walmart will continue to operate the YHD direct sales business as one of the merchants on the YHD marketplace; (b) In a period of 8 years commencing from June 20, 2016, Walmart agreed not to engage in or invest in any ecommerce direct sale, e-commerce marketplace or online to offline (“O2O”) platform in China (other than Dada), hereinafter referred to as “Non-Compete”.

As consideration for the acquisition of YHD marketplace and Non-Compete, the Company issued 144,952,250 Class A ordinary shares to Walmart, representing approximately 5% shares on a fully diluted basis under the treasury method upon the closing of the transaction, on June 20, 2016. In accordance with the agreement, Walmart cannot transfer such shares in a 5 years period starting from June 20, 2016.

In addition, the Group and Walmart also entered into Business Cooperation Agreement (“BCA”) in several strategic areas for a period of 5 years commencing from June 20, 2016. Pursuant to BCA, the Group and Walmart agreed to partner in several strategic areas, including: a) Sam’s Club China agreed to open a flagship store on JD.com, expanding the availability of Sam’s Club’s high-quality imported products across China; b) The Group and Walmart agreed to work together to leverage their supply chains to increase the product selection for customers across China, including a broader range of imported products; c) The Group agreed to give the Sam’s flagship store preferential traffic entrance.

The acquisition of YHD marketplace is accounted for as a business combination and the results of operations of the YHD marketplace from the acquisition date have been included in the Group’s consolidated financial statements. The acquisition of Non-Compete is considered asset acquisitions separate from the acquisition of YHD marketplace. The identifiable intangible assets acquired are amortized on a straight-line basis over the respective useful lives.

The terms of BCA were negotiated separately and are similar to the terms with third parties, which were based on an arm’s-length basis, and the fair value of the BCA are not material to the Group as a whole.

The Group has performed the following steps to estimate the fair value of the assets and business acquired with the assistance from an independent valuation firm: 1) estimate the total fair value of 144,952,250 ordinary shares issued to Walmart as the consideration of the transaction using the quoted closing price on June 20, 2016; 2) estimate the stand-alone fair value of the YHD marketplace and Non-Compete; Additionally, in accordance with the relevant accounting guidance, non-transferability relating to lock-up period associated with the shares issued to Walmart for a period of 5 years commencing from June 20, 2016, is factored in estimating the fair value of shares issued to acquire Non-Compete, but is not factored in estimating the fair value of shares issued to acquire YHD marketplace.

Non-compete Agreement—In a period of 8 years commencing from June 20, 2016, Walmart agreed not to directly or indirectly engage in or invest in any e-commerce direct sale, e-commerce marketplace or online to offline (O2O) platform in China (other than Dada). The fair value of the Non-Compete was determined based on the “with and without” method, which takes into consideration the cash flow increments between the scenario where the Non-Compete is not in place and the scenario where the Non-Compete is in place for a period of 8 years commencing from June 20, 2016. The most significant assumption inherent in this approach when valuing the Non-Compete was the amount of economic impact to the Group that would occur from competition during the period when Non-Compete agreement is effective. Based on the CAPM, the Group concluded a discount rate of 17%, reflecting market participant’s required rate of return for the risks of investing in the Non-Compete, was appropriate for discounting the cash flow attributable to the Non-Compete.

The Group made estimates and judgments in determining the fair value of the assets and business acquired with the assistance from an independent valuation firm. The purchase price allocation is as follows:

Amount
RMB
Fair value of the Company’s shares issued	9,592,258

	Amount	Amortization Years
	RMB
Non-compete Agreement	1,019,816	8
YHD marketplace
Property, plant and equipment, net	65,887
Customer relationship	29,896	10
Technology	537,785	7
Domain names and trademark	3,099,958	20
Goodwill	5,755,826
Deferred tax liability	(916,910)

Total Purchase price	9,592,258

Goodwill arising from this acquisition was attributable to the synergies expected from the combined business which will increase both product selection and overall user experience.

Based on the assessment on financial performance of the acquired YHD marketplace made by the Group, the acquired business is not considered material to the Group. Thus the presentation of the pro-forma financial information with regard to a summary of the results of operations of the Group for the business combination is not required.